Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

We engage in business transactions with certain related parties which include (i) entities and individuals capable of exercising control, joint control, or significant influence over us, (ii) De Agostini S.p.A. ("De Agostini") or entities directly or indirectly controlled by De Agostini and (iii) our unconsolidated subsidiaries or joint ventures. Members of our Board of Directors, executives with authority for planning, directing and controlling the activities of the Company and such Directors' and executives' close family members are also considered related parties. We may make investments in such entities, enter into transactions with such entities, or both.

Investments in and Material Transactions with Related Parties

From time to time, we make strategic investments in publicly traded and privately held companies that develop software, hardware, and other technologies or provide services supporting its technologies. We may also purchase from or make sales to these organizations.

Ringmaster S.r.l.

We have a 50% interest in Ringmaster S.r.l., an Italian joint venture, that is accounted for using the equity method of accounting. Ringmaster S.r.l. provides software development services for our interactive gaming business pursuant to an agreement dated December 7, 2011.

Telling IGT Information Technology (Shenzhen) Co. Ltd

We have a 49% interest in Telling IGT Information Technology (Shenzhen) Co. Ltd. ("Telling"), a Chinese joint venture, that is accounted for using the equity method of accounting. Telling was formed to provide innovative lottery products to regulated lottery centers in the People’s Republic of China. In addition to providing innovative lottery products, Telling will have the capability to conduct independent market operations, business development, and technological innovations in China. We had no material investments in Telling at December 31, 2018 and 2017.

Yeonama Holdings Co. Limited and OPAP S.A.

We have a 30% interest in Yeonama, which is accounted for at cost. Yeonama is a shareholder in Emma Delta Limited, the fund that holds a 33% interest in OPAP, the Greek gaming and sports betting operator. Marco Sala, our Chief Executive Officer and a Board member, is a member of the board of directors of OPAP. We provide sports betting and player account management systems to Horse Races S.A., a wholly-owned subsidiary of OPAP. We are also a technology provider of VLT central systems directly to OPAP.

Our investment in Yeonama was $22.0 million and $23.1 million at December 31, 2018 and 2017, respectively.

Connect Ventures One LP and Connect Ventures Two LP

We have held investments in Connect Ventures One LP and Connect Ventures Two LP (the "Connect Ventures") since 2011 and 2015, respectively, that are accounted for as available-for-sale investments. De Agostini also holds investments in the Connect Ventures, and Nicola Drago, the son of director Marco Drago, holds a 10% ownership interest in Connect Ventures LLP, the fund that manages the Connect Ventures. He is also a non-executive member of with no profit shares in Connect Ventures LLP. The Connect Ventures are venture capital funds that target "early stage" investment operations.

Our investment in Connect Ventures One LP was $4.3 million and $4.7 million at December 31, 2018 and 2017, respectively. Our investment in Connect Ventures Two LP was $5.3 million and $3.8 million at December 31, 2018 and 2017, respectively.

De Agostini Group

We are majority owned by De Agostini. Amounts receivable from De Agostini and subsidiaries of De Agostini (the "De Agostini Group") are non-interest bearing. Transactions with the De Agostini Group include payments for support services provided and office space rented pursuant to a lease entered into prior to the formation of the Company. In addition, certain of our Italian subsidiaries have a tax unit agreement with De Agostini pursuant to which De Agostini consolidates certain Italian subsidiaries of De Agostini for the collection and payment of taxes to the Italian tax authority.

On May 22, 2018, De Agostini entered into a variable forward transaction (the "Variable Forward Transaction") with Credit Suisse International ("Credit Suisse") relating to 18.0 million of our ordinary shares owned by De Agostini. As part of the Variable Forward Transaction, to hedge its exposure, Credit Suisse or its affiliates borrowed approximately 13.2 million of our ordinary shares from third-party stock lenders and subsequently sold such ordinary shares in an underwritten public offering through Credit Suisse Securities (USA) LLC, acting as the underwriter, pursuant to an automatically effective registration statement on Form F-3 (including a base prospectus) filed by the Company with the SEC on May 21, 2018 (the "Registration Statement").

We were not a party to the Variable Forward Transaction, did not issue or sell any ordinary shares in connection with the Variable Forward Transaction, and did not receive any proceeds from the sale of the ordinary shares in the Variable Forward Transaction. De Agostini agreed to reimburse us for certain costs and fees incurred by us in connection with the Variable Forward Transaction and the preparation and filing of the Registration Statement. As of December 31, 2018, a $1.9 million receivable from De Agostini for the reimbursement of such costs and fees was included in trade and other receivables, net in the consolidated balance sheet.

Summary of Material Related Party Transactions

Amounts receivable from and payable to related parties pursuant to material related party transactions are as follows:

	December 31,
($ thousands)	2018	2017
Trade receivables
OPAP S.A.	2,761	6,888
De Agostini Group	1,898	65
Total related party receivables	4,659	6,953

Tax related trade payables
De Agostini Group	12,454	19,673

Trade payables
De Agostini Group	8,131	10,974
Ringmaster S.r.l.	5,682	6,404
Total related party payables	26,267	37,051

The following table sets forth material transactions with related parties:

	For the year ended December 31,
($ thousands)	2018	2017	2016
Service revenue and product sales
OPAP S.A.	14,101	37,512	4,437
	14,101	37,512	4,437

Research and development expenses
Ringmaster S.r.l.	10,412	10,940	9,535
	10,412	10,940	9,535